Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases
Summary of the movements in the carrying value of right of use assets

(i) Set out below are the carrying amounts of right-of-use assets recognized and the movement during the year;

	Buildings	Others	Total
Balance as of April 1, 2023	189,893	10,867	200,760
Additions	-	13,548	13,548
Deletions	-	-	-
Depreciation (Refer note 13)	(49,923)	(4,348)	(54,271)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2024	139,970	20,067	160,037
Additions	86,914	-	86,914
Deletions	(2,476)	-	(2,476)
Depreciation (Refer note 13)	(50,289)	(11,157)	(61,446)
Effects of movements in foreign exchange rates	-	-	-
Balance as of March 31, 2025	174,119	8,910	183,029

Schedule of amounts recognized in profit or loss

The following are the amounts recognized in profit or loss:

	March 31,
	2024	2025
Depreciation expense of right-of-use asset (Refer note 13)	54,271	61,446
Interest on lease liabilities (Refer note 16)	32,267	32,608
Expense relating to short-term leases (Refer note 12)	3,646	10,968
Gain on termination/ rent concession of leases (Refer note 10)	-	619
Total amount recognized in profit or loss	90,184	105,641

Schedule of lease liabilities by classification

The following is the break-up of current and non-current lease liabilities as of March 31, 2024 and March 31, 2025:

	March 31,
	2024	2025

Current lease liabilities	51,324	51,810
Non-current lease liabilities	164,418	186,339
Total	215,742	238,149

Schedule of carrying amounts of lease liabilities and the movements during the period

The following is the movement in lease liabilities during the year ended March 31, 2024 and March 31, 2025:

	March 31,
	2024	2025
Balance as of April 1	251,228	215,742
Additions	13,050	83,019
Finance cost accrued during the period (Refer note 16)	32,267	32,608
Deletions	-	(3,123)
Payment of lease liabilities	(80,803)	(90,097)
Effects of movements in foreign exchange rates	-	-
Balance as of March 31	215,742	238,149

Schedule of contractual maturities of lease liabilities

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2024 and March 31, 2025 on an undiscounted basis:

	March 31,
	2024	2025
Less than one year	77,715	79,221
One to five years	207,009	200,579
More than five years	-	32,700
Total	284,724	312,500